Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks, reserve requirements	$ 8,492	$ 8,698
Shareholders' equity:
Series A preferred stock, stated value (in dollars per share)	$ 1,000	$ 1,000
Series A preferred stock, authorized (in shares)	5,000,000	5,000,000
Series A preferred stock, issued (in shares)	25,054	25,054
Series A preferred stock, outstanding (in shares)	25,054	25,054
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, authorized (in shares)	20,000,000	20,000,000
Common stock, issued (in shares)	5,544,160	5,541,413
Common stock, outstanding (in shares)	5,544,160	5,541,413